Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0002145659
Registrant Name	JATT III Acquisition Corp
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A